RESTRICTED CASH - Additional information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
RESTRICTED CASH
Restricted cash	¥ 76,070	$ 11,029	¥ 35,831	¥ 70,601